Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 88,303	$ 192,422
Trade accounts receivable, net	6,035	3,117
Prepayments and other assets	7,852	8,702
Due from related party (Note 4)	$ 1,226	$ 402
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 5,647	$ 5,553
Claims	914	914
Assets held for sale (Note 5)	0	14,394
Total current assets	109,977	225,504
Fixed assets
Advances for vessels under construction – related party (Note 5)	54,000	174,400
Vessels, net and vessels under construction (Note 5)	3,684,549	2,632,285
Total fixed assets	3,738,549	2,806,685
Other non-current assets
Above market acquired charters (Note 6)	123,360	83,389
Deferred charges, net	0	4,714
Restricted cash	12,921	11,721
Derivative asset (Note 8)	3,226	6,636
Prepayments and other assets	493	1,650
Total non-current assets	3,878,549	2,914,795
Total assets	3,988,526	3,140,299
Current liabilities
Current portion of long-term debt, net (Note 7)	126,169	103,116
Trade accounts payable	19,553	14,416
Due to related parties (Note 4)	$ 5,350	$ 7,979
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued and other liabilities	$ 38,979	$ 28,553
Deferred revenue	18,659	28,419
Below market acquired charters associated with vessels held for sale	0	1,447
Total current liabilities	208,710	183,930
Long-term liabilities
Long-term debt, net (including $48,164 and $6,000 payable to related party as of June 30, 2024, and December 31, 2023, respectively) (Note 7)	2,452,250	1,672,179
Derivative liabilities (Note 8)	12,223	7,180
Below market acquired charters (Note 6)	83,198	88,543
Deferred revenue	2,183	13,534
Total long-term liabilities	2,549,854	1,781,436
Total liabilities	2,758,564	1,965,366
Commitments and contingencies (Note 13)	0	0
Total partners’ capital	1,229,962	1,174,933
Total liabilities and partners’ capital	$ 3,988,526	$ 3,140,299